TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Deferred Income Taxes
	December 31,
	2012	2011
Assets in respect of:

Allowances and provisions	$142	$195
Net operating loss carry forward (1)	8,116	7,778

	8,258	7,973

Valuation allowance (2)	(8,168)	(7,838)

	90	135
Liabilities in respect of intangible assets	(90)	(135)

Net deferred tax assets (liability)	$-	$-

(1)	See Note 15b.

(2)
In 2012, the Company has provided valuation allowances on deferred tax assets that results from tax loss carry forward and other reserves and allowances due to its history of operating losses and current uncertainty about the ability to realize these deferred tax assets in the future.

Schedule of Tax Benefit (Taxes on Income)
	Year ended December 31,
	2012	2011	2010

Current	$187	$172	$(2)
Prior years	-	-	(3)

	$187	$172	$(5)

Domestic	195	172	$(73)
Foreign	(8)	-	68

	$187	$172	$(5)

Schedule of Profit (Loss) before Taxes
	Year ended December 31,
	2012	2011	2010

Domestic	$(572)	$(3,429)	$228
Foreign	23	43	(52)

	$(549)	$(3,386)	$176

Reconciliation of Uncertain Tax Positions
	December 31,
	2012	2011

Uncertain tax positions, beginning of year	$172	$379
Decreases in tax positions for prior years	(172)	(207)
Increases in tax positions for current year	31	-

Uncertain tax positions, end of year	$31	$172